Divestiture of Subsidiary - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Apr. 01, 2013	May 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Repayments of Lines of Credit			$ 271,000		$ 50,500
Distribution of dividend from proceeds to stockholders				$ 50,000	$ 60,000
2GIG [Member]
Adjusted net sale price	$ 148,900
Supply agreement duration	5 years
Distribution of dividend from proceeds to stockholders		$ 60,000
Revolving Credit Facility [Member] | 2GIG [Member]
Repayments of Lines of Credit	$ 44,000